UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22611

Equity Long/Short Opportunities Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert D. DiCarlo,

President

Equity Long/Short Opportunities Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

EQUITY LONG/SHORT OPPORTUNITIES FUND

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

4	STATEMENT OF OPERATIONS

5	STATEMENTS OF CHANGES IN NET ASSETS

6	STATEMENT OF CASH FLOWS

7	FINANICAL HIGHLIGHTS

8	NOTES TO THE FINANCIAL STATEMENTS

13	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

14	TRUSTEES AND OFFICERS

19	UNITHOLDER MEETING RESULTS

20	FOR MORE INFORMATION

NOT FDIC INSURED
May lose value/No bank guarantee

ANNUAL REPORT 1 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES	MARCH 31, 2018

Rounded to thousands, except per unit data
ASSETS:
Investments in Sub-Funds, at fair value (Cost $16,089,000)	$17,682,000
Cash and cash equivalents(1)	56,457,000
Receivables for investments in Sub-Funds sold	21,382,000
Receivable for dividends on cash equivalents	57,000
Receivable from Investment Manager	210,000
Prepaid and other assets	1,000
Total Assets	95,789,000

LIABILITIES:
Payable for fund units redeemed	71,512,000
Payable to affiliates:
Investment management fees	292,000
Administration fees and expenses	8,000
Custody and accounting fees	3,000
Transfer agent fees and expenses	1,000
Other accrued liabilities	188,000
Total Liabilities	72,004,000

Net Assets	$23,785,000

ANALYSIS OF NET ASSETS:
Net Capital	$(4,102,000)
Accumulated net investment loss	(12,719,000)
Accumulated undistributed net realized gain	39,013,000
Net unrealized appreciation on investments	1,593,000
Net Assets	$23,785,000

Units Outstanding (unlimited authorization)	1,734,000
Net Asset Value, Per Unit	$13.72

(1)	Amount is invested in Northern Institutional Funds - U.S. Government Portfolio, an affiliated Portfolio.

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND 2 ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS	MARCH 31, 2018

		VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 74.3%
Non-U.S. Equity Hedge – 9.2% (Cost $1,621,000)
Pelham Long/Short Small Cap Fund LP		$2,181,000

Sector Hedge – 26.4% (Cost $5,559,000)
Asturias Fund LP		1,452,000
Broadfin Healthcare Fund, LP Class C		1,871,000
Camber Capital Fund L.P.		2,961,000

		6,284,000

U.S. Equity Hedge – 38.7% (Cost $8,909,000)
HSCP Strategic I, L.P.		204,000
Tide Point Partners, LP		5,082,000
TPG Public Equity Partners-A, L.P. Class B		3,931,000

		9,217,000

Total Investments In Sub-Funds (Cost $16,089,000)		$17,682,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 237.4%
Northern Institutional Funds - U.S. Government Portfolio, 1.43%(1),(2)	56,457,000	$56,457,000

Total Cash Equivalent (Cost $56,457,000)		$56,457,000

TOTAL INVESTMENTS – 311.7% (Cost $72,546,000)		$74,139,000
Liabilities less Other Assets – (211.7)%		(50,354,000)

NET ASSETS – 100.0%		$23,785,000

(1)	Investment in affiliated Portfolio. 50 South Capital Advisors, LLC is the investment adviser to the Fund and Northern Trust Investments, Inc. is the investment adviser to the Northern Institutional Funds - U.S. Government Portfolio. 50 South Capital Advisors, LLC and Northern Trust Investments, Inc. are affiliates of Northern Trust Corporation.
(2)	7-day simple yield as of March 31, 2018 is disclosed.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At March 31, 2018, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Non-U.S. Equity Hedge	9.2%
Sector Hedge	26.4

STRATEGY WEIGHTINGS	PERCENTAGE
U.S. Equity Hedge	38.7
Cash Equivalent and Liabilities less Other Assets	25.7

Total	100.0%

At March 31, 2018, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
United States - 74.3%	$16,089,000	$17,682,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Fund’s investment in the Northern Institutional Funds - U.S. Government Portfolio is valued using Level 1 inputs. All other Sub-Funds’ values were measured using the net asset value per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. See Note 8 in the Notes to the Financial Statements for further risk and liquidity information of the Fund’s underlying investments by major category.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At March 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 based on levels assigned to the securities on March 31, 2017.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of March 31, 2018.

See Notes to the Financial Statements.

ANNUAL REPORT 3 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED MARCH 31, 2018

Rounded to thousands
INVESTMENT INCOME:
Dividend income from investments in affiliates	$140,000
Total Investment Income	140,000

EXPENSES:
Investment management fees	1,478,000
Adminstration fees and expenses	118,000
Custody and accounting fees	38,000
Transfer agent fees and expenses	12,000
Registration fees	3,000
Audit and tax fees	118,000
Insurance	30,000
Legal fees	249,000
Printing	12,000
Trustee fees and expenses	47,000
Commitment fees	45,000
Interest expense	28,000
Other	20,000

Total Expenses	2,198,000
Less expenses reimbursed by investment manager	(221,000)
Total Net Expenses	1,977,000

Net Investment Loss	(1,837,000)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	24,293,000
Net change in unrealized depreciation on investments	(17,817,000)
Net Gain on Investments	6,476,000

Net Increase in Net Assets Resulting from Operations	$4,639,000

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND 4 ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED MARCH 31,

Rounded to thousands	2018	2017
OPERATIONS:
Net investment loss	$(1,837,000)	$(2,674,000)
Net realized gain on investments	24,293,000	4,974,000
Net change in unrealized appreciation (depreciation) on investments	(17,817,000)	8,010,000
Net Increase in Net Assets Resulting from Operations	4,639,000	10,310,000

UNIT TRANSACTIONS:
Capital Subscriptions (72,000 and 928,000 Units, respectively)	986,000	11,687,000
Capital Redemptions (9,506,000 and 1,665,000 Units, respectively)	(128,184,000)	(21,654,000)
Net Decrease in Net Assets Resulting from Capital Transactions	(127,198,000)	(9,967,000)

Total Increase (Decrease) in Net Assets	(122,559,000)	343,000
NET ASSETS:
Beginning of Year (11,168,000 Units)	146,344,000	146,001,000
End of Year (1,734,000 Units)	$23,785,000	$146,344,000

Accumulated Net Investment Loss	$(12,719,000)	$(10,882,000)

See Notes to the Financial Statements.

ANNUAL REPORT 5 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF CASH FLOWS	FOR THE FISCAL YEAR ENDED MARCH 31, 2018

Rounded to thousands
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$4,639,000
Adjustments to reconcile net increase in net assets from operations to net cash flow provided by operating activities:
Purchases of Sub-Funds	(22,403,000)
Proceeds from disposition of Sub-Funds	145,772,000
Net realized gain on investments	(24,293,000)
Net change in unrealized (appreciation) depreciation on investments	17,817,000
Changes in operating assets and liabilities:
Increase in receivable for dividends	(56,000)
Increase in receivable from Investment Manager	(210,000)
Decrease in prepaid and other assets	13,000
Decrease in investment management fees payable	(181,000)
Decrease in administration fees and expenses payable	(5,000)
Decrease in trustees fees and expenses payable	(7,000)
Increase in other accrued liabilities	50,000
Net cash flow provided by operating activities	121,136,000

CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions	986,000
Capital redemptions	(63,559,000)
Borrowings on line of credit	19,300,000
Repayments on line of credit	(22,000,000)
Net cash flow used in financing activities	(65,273,000)

NET INCREASE IN CASH AND CASH EQUIVALENTS	55,863,000
Cash and Cash Equivalents–Beginning of Year(1)	594,000
Cash and Cash Equivalents–End of Year(2)	$56,457,000

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$28,000

(1)	Amount is invested in Northern Institutional Funds - Government Assets Portfolio, an affiliated Portfolio.
(2)	Amount is invested in Northern Institutional Funds - U.S. Government Portfolio, an affiliated Portfolio.

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND 6 ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED MARCH 31,

Selected per unit data	2018(1)		2017(1)		2016(1)		2015(1)		2014(1)
Net Asset Value, Beginning of Year	$13.10		$12.26		$13.24		$12.32		$11.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.20)		(0.22)		(0.24)		(0.25)		(0.24)
Net realized and unrealized gains (losses)	0.82		1.06		(0.74)		1.17		1.56
UNIT TRANSACTIONS:
Capital redemptions	—	(2),(3)	—	(2),(3)	—		—		—
Total from Investment Operations and Unit Transactions	0.62		0.84		(0.98)		0.92		1.32

Net Asset Value, End of Year	$13.72		$13.10		$12.26		$13.24		$12.32

Total Return(4)	4.73%		6.85%		(7.40)%		7.47%		12.00%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of year	$23,785,000		$146,344,000		$146,001,000		$125,512,000		$98,912,000
Ratio to average net assets of:
Expenses, net of reimbursements(5)	1.67	%(6),(7)	1.71	%(6),(7)	1.80	%(6),(7)	1.98	%(6)	2.02	%(6)
Expenses, before reimbursements(5)	1.85	%(7)	1.71	%(7)	1.80	%(7)	1.98%		2.02%
Net investment loss, net of reimbursements	(1.55	)%(6)	(1.71	)%(6)	(1.80	)%(6)	(1.98	)%(6)	(2.02	)%(6)
Net investment loss, before reimbursements	(1.73)%		(1.71)%		(1.80)%		(1.98)%		(2.02)%
Portfolio Turnover Rate(8)	24.92%		22.93%		10.60%		24.25%		34.96%

(1)	Per unit information is calculated using the average units outstanding method.
(2)	Amount is less than $0.005.
(3)	Amount relates to early withdrawal charge.
(4)	Assumes investment at net asset value at the beginning of the year and a complete redemption of the investment at net asset value at the end of the year. An investor’s return may vary from these returns based on the timing of capital transactions.
(5)	The computation of such ratios based on the amount of expenses assessed to an investor’s capital may vary from these ratios based on the timing of capital transactions. These ratios do not include the expenses of the Sub-Funds.
(6)	The net expense and net investment loss ratios include an additional reimbursement on advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $17,000, $2,000, $3,000, $1,000, and $2,000, which represent less than 0.01 percent of average net assets for the fiscal year ended March 31, 2018 and which represent less than 0.005 percent of average net assets for fiscal years ended March 31, 2017, 2016, 2015 and 2014, respectively. Absent the additional reimbursement, expense reimbursement would have been decreased and net investment loss and net expenses increased by a corresponding amount.
(7)	The expense ratios include interest expense of approximately $28,000 $19,000 and $8,000, which represent approximately 0.02, 0.01 and 0.01 percent of average net assets for the fiscal years ended March 31, 2018, 2017 and 2016, respectively.
(8)	Portfolio turnover rate includes initial and additional investments in Sub-Funds, as well as partial and full withdrawals from Sub-Funds.

See Notes to the Financial Statements.

ANNUAL REPORT 7 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Equity Long/Short Opportunities Fund (the “Fund”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to achieve attractive risk-adjusted returns through investments in an equity long/short focused portfolio of assets. The Fund operates as a “Fund-of-Funds” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in Sub-Funds that invest in a broad range of markets and instruments, using a focused selection of investment styles.

At meetings held on December 18, 2017 and January 10, 2018, the Board of Trustees (the “Board”) of the Fund met to consider the liquidation of the Fund and on January 10, 2018 approved the liquidation and dissolution of the Fund, subject to approval of an Agreement and Plan of Liquidation and Dissolution (the “Plan”) by unitholders of the Fund. At a special meeting of unitholders of the Fund on March 27, 2018 (the “Special Meeting”), the unitholders voted to approve the Plan previously adopted by the Board pursuant to which the Fund will be liquidated and dissolved. Effective December 18, 2017, the Fund closed to new unitholders and unitholders’ respective interests in the Fund’s assets are no longer transferable.

Following the Board’s approval of the Plan and in anticipation of unitholder approval at the Special Meeting, 50 South Capital Advisors, LLC (“50 South”) began seeking to redeem from certain Sub-Funds. As of March 27, 2018, the effective date of the Plan (the “Effective Date”), the Fund is restricted to the holding, disposition and collection of the assets and the distribution thereof and the payment of or provision for the liabilities of the Fund, for the purposes set forth in the Plan. The Fund may hold its cash in high-quality, short-term investments to preserve the value of such cash pending its distribution to investors.

On April 25, 2018, the Fund paid an initial liquidating distribution, consisting of cash representing approximately 75% of the Fund’s net assets (based on the Fund’s net assets as of March 31, 2018 prior to the distribution). The initial liquidating distribution is included in “Payable for Fund Units Redeemed” on the Statement of Assets and Liabilities. The remainder of the Fund’s assets will be distributed through liquidating distributions as the Fund receives redemption proceeds from Sub-Funds, and therefore timing and amounts of future liquidating distributions are subject to change based on Sub-Fund manager liquidity and the performance of the underlying Sub-Fund. Such redemption proceeds, if any, will generally be received quarterly, and therefore on a quarterly basis the Fund expects to pay a liquidating distribution to the extent that the Fund has material amounts of cash to distribute from redemption proceeds received in such quarter. The Fund expects to pay a final liquidating distribution on or around June 30, 2019 after receiving final redemption proceeds from the Sub-Funds and following the completion of the Sub-Funds’ audits for 2018.

Prior to December 18, 2017, U.S. tax-exempt investors and non-U.S. investors could not invest directly in the Fund, but rather invested in one of the two following “Feeder Funds,” both of which invested substantially all of their assets in the Fund: (1) Equity Long/Short Opportunities Feeder Fund, Q.P., which was open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such terms are defined in Regulation D under the Securities Act of 1933, as amended and Section 2(a)(51) of the 1940 Act, respectively) or (2) Equity Long/Short Opportunities Feeder Fund, which was open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

50 South serves as the Fund’s investment manager. 50 South is a wholly owned direct subsidiary of Northern Trust Corporation (“NTC”), and is registered with the U.S. Securities and Exchange Commission as an investment adviser.

The Northern Trust Company (“Northern Trust”), a subsidiary of NTC, is the custodian, fund accountant, transfer agent and administrator of the Fund.

Northern Trust Securities, Inc., (“NTSI”), a subsidiary of NTC, serves as the placement agent for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is defined as a non-diversified closed-end management investment company in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by 50 South, pursuant to delegation from the Board. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the 50 South Pricing Committee for the Funds (the “Pricing Committee”), subject to oversight by the Board. The

EQUITY LONG/SHORT OPPORTUNITIES FUND 8 ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

MARCH 31, 2018

Pricing Committee consists of representatives from 50 South and Northern Trust Investments, Inc., (“NTI”) as recommended to, and approved by, the Board.

In determining the month-end fair value of each investment in a Sub-Fund, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund provided to the Fund by the Sub-Fund, or its equivalent, such as ownership interest in partners’ capital or members’ capital of the Sub-Fund as of the reporting date as a practical expedient for fair value, as well as any other considerations identified that may increase or decrease such estimated fair value. In addition, each Sub-Fund’s NAV is monitored for conformity with U.S. GAAP through monthly reviews of the values of the underlying investments held by each Sub-Fund (when the Sub-Fund’s underlying investments are identified to the Pricing Committee, either directly or through a third-party pricing vendor), through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events. Accordingly, because of the inherent uncertainty of these valuations, these estimated fair values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material.

50 South continually monitors markets and the investment managers of the Sub-Funds. 50 South is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

The Fund’s cash equivalent investment, which is comprised of an investment in Northern Institutional Funds - U.S. Government Portfolio (the “Portfolio”), an open-ended investment company that is advised by NTI, is valued at its NAV.

B) CASH AND CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of three months or less as cash equivalents. Cash and cash equivalents held in the Fund are shown on the accompanying Schedule of Investments. The Fund currently invests uninvested cash in the Portfolio. See Note 3 for more information about the Portfolio.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any income and capital gain distributions. The interest rate reflected in the Schedule of Investments represents the seven-day yield for money market funds.

D) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is responsible for paying the operating expenses of the Feeder Funds.

The Fund is also responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the “Advisory Fees”) in proportion to the Fund’s investments in the Sub-Funds. The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund’s net asset value per year, and incentive fees range between 10% and 35% of the Sub-Fund’s net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

All expenses of the Fund incurred in carrying out the Plan (“Liquidation Expenses”) shall be borne or reimbursed by 50 South. Liquidation Expenses include (i) the cost of preparing the Plan, (ii) proxy solicitation costs, (iii) expenses of holding the special meeting of unitholders (including any adjournments, postponements or delays thereof), (iv) related accounting and legal fees and expenses (including fees and expenses of counsel to the independent trustees, (v) “tail insurance” fees and (vi) other extraordinary expenses incurred in carrying out this Plan, other than portfolio transaction expenses (including brokerage and trading costs and redemption fees), if any, and litigation or indemnification expenses. As of March 31, 2018, liquidation expenses of $63,000 are included in “Legal Fees” on the Statement of Operations. Such amounts will be reimbursed by 50 South and are also included in “Less Expenses Reimbursed by Investment Manager” on the Statement of Operations. In addition to the Liquidation Expenses, the Fund estimates it will incur normal operating expenses of approximately $888,000 through the duration of the Plan. These are subject to the expense limitations discussed in Note 3. It is estimated that 50 South will reimburse the Fund for approximately $744,000 of these expenses.

E) FEDERAL INCOME TAXES The Fund operates, and has elected to be treated, as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

ANNUAL REPORT 9 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

As of March 31, 2018, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

3. RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, 50 South is entitled to receive a 1.25% per annum fee of the Fund’s NAV, payable quarterly in arrears, calculated as of the last business day of each calendar quarter. Pursuant to a written waiver agreement,

50 South agreed to waive the management fee with respect to assets of the Fund held in cash during the first quarter of 2018 and to waive all management fees after March 31, 2018. This reimbursement is included on the Statement of Operations as “Less Expenses Reimbursed by Investment Manager”. 50 South has also agreed to reimburse the Fund for all operating expenses, exclusive of management, administration, custody, transfer agent fees, interest expense and Sub-Fund fees and expenses, that exceed 0.60% per annum of the Fund’s NAV. Pursuant to the expense limitation agreement, amounts reimbursed by 50 South are subject to possible recoupment from the Fund in the fiscal year after the year in which such amount was reimbursed if such recoupment can be achieved without exceeding the applicable cap. Effective March 27, 2018, no amounts previously waived or reimbursed are subject to recoupment. There was no reimbursement of expenses for the fiscal year ended March 31, 2018, as expenses described above did not exceed the threshold. Furthermore, for the fiscal year ended March 31, 2018, no amounts reimbursed in the prior year were recouped from the Fund.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund’s NAV, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with Northern Trust for certain administrative services. Pursuant to the administration agreement with the Fund, Northern Trust, as administrator, is entitled to receive a 0.10% per annum fee of the Fund’s NAV payable monthly in arrears calculated as of the last business day of each month.

50 South has agreed to reimburse the Fund for all administration, custody and transfer agent fees that exceed 0.20% per annum of the Fund’s NAV. Pursuant to the expense limitation agreement, amounts reimbursed by 50 South are subject to possible recoupment from the Fund in the fiscal year after the year in which such amount was reimbursed if such recoupment can be achieved without exceeding the applicable cap. Effective March 27, 2018, no amounts previously waived or reimbursed are subject to recoupment. There was no reimbursement of expenses for the fiscal year ended March 31, 2018, as expenses described above did not exceed the threshold. Furthermore, for the fiscal year ended March 31, 2018, no amounts reimbursed in the prior year were recouped from the Fund.

Prior to December 18, 2017, NTSI solicited subscriptions for Common Units (as defined below) on a “best efforts” basis. The Fund did not pay a placement fee to NTSI and common unitholders did not pay any sales charges or servicing fees.

As of March 31, 2018, 50 South’s investment in the Fund was approximately $2,000 (less than 1% of net assets).

The Fund currently invests uninvested cash in the Portfolio. The Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management fee (which reflects a combined fee for advisory and administrative services), transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, 50 South has agreed to reimburse the Fund in an amount equal to the portion of the management fee attributable to advisory services paid by the Fund as a result of its investments in the Portfolio. This reimbursement is included on the Statement of Operations as “Less expenses reimbursed by investment manager.”

4. CAPITAL TRANSACTIONS

Prior to December 18, 2017, the Fund offered common interests (“Common Units”) in a private placement to qualified investors that are Accredited Investors. Common Units were offered monthly. The minimum subscription per investor was $50,000, subject to waiver or modification by 50 South in its sole discretion. Subscriptions were payable in full at the time an investor returned a completed subscription agreement, which had to be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders did not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intended to make quarterly tender offers for its Common Units at the NAV as of the applicable tender date. The minimum amount of Common Units that may have been tendered was equal to $20,000. When a Common Unitholder chose to tender their units, such tender must have been in writing and must have been received by the Fund, as set

EQUITY LONG/SHORT OPPORTUNITIES FUND 10 ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

MARCH 31, 2018

forth in the notice of such tender offer, within approximately 20 business days from the commencement of such quarterly tender offer. The Fund was authorized to issue preferred units, although none have been offered as of March 31, 2018. Prior to December 18, 2017, Common Units of the Fund were subject to an early withdrawal charge of 2.00% payable to the Fund if repurchased by the Fund within 12 months of initial investment.

There were early withdrawal charges of approximately $10,000 and $48,000 for the fiscal years ended March 31, 2018 and 2017, respectively. These amounts are included in Capital Redemptions on the Statement of Changes in Net Assets and are allocated to investors based on their pro rata share of the Fund per the Fund Agreement.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $26,403,000 and proceeds from sales of Sub-Funds of $155,622,000 (excluding short-term investments) for the year ended March 31, 2018.

At March 31, 2018, the estimated cost of investments for federal income tax purposes was $16,089,000. At March 31, 2018, accumulated net unrealized appreciation (depreciation) on investments was $1,593,000 consisting of $1,616,000 gross unrealized appreciation and $23,000 gross unrealized depreciation.

6. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the year ended March 31, 2018, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Institutional Funds - Government Assets Portfolio*	$594	$39,290	$39,884	$—	$—	$27	$—	—

	Northern Institutional Funds - U.S. Government Portfolio	—	56,523	66	—	—	113	56,457	56,457

	Total	$594	$95,813	$39,950	$—	$—	$140	$56,457	56,457

*	Effective November 28, 2017, the Northern Institutional Funds - Government Assets Portfolio was reorganized into the Northern Institutional Funds - U.S. Government Portfolio.

7. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month.

8. RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, “dollar rolls,” issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund’s net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Sub-Fund and could result in substantial losses. Creditors’ claims may be senior to the rights of unitholders in the Sub-Fund.

FASB Accounting Standards Codification 820 Fair Value Measurement requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	VALUE (IN MILLIONS)	UNFUNDED COMMITMENTS	REDEMPTION FREQUENCY	REDEMPTION NOTICE PERIOD
Non-U.S. Equity Hedge (a)	$2	$—	Quarterly	90 days
Sector Hedge (a)	6	—	Quarterly	60-95 days

ANNUAL REPORT 11 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued	MARCH 31, 2018

	VALUE (IN MILLIONS)	UNFUNDED COMMITMENTS	REDEMPTION FREQUENCY	REDEMPTION NOTICE PERIOD
U.S. Equity Hedge (a)	$ 9	$—	Monthly, Quarterly	30-60 days

	$17	$—

(a)	Hedged Equity—The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Non-U.S. Equity Hedge, Sector Hedge, and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. Investments representing approximately 45.15% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor-level gate restrictions. These gates are six months and do not allow for full redemptions. Investments representing approximately 1.15% of the fair value of investments in this category cannot be immediately redeemed because the investments include restrictions that do not allow for full redemptions within the first thirty-six months after acquisition. The remaining restriction period for these investments was approximately eleven months at March 31, 2018.

9. BOARD OF TRUSTEES

Each member of the Board (each, a “Trustee”) who is not an “interested person” of the Fund, as defined in the 1940 Act, receives an annual retainer of $17,900.

At March 31, 2018, there were four Trustees, three of whom were not “interested persons” of the Fund.

The Fund reimburses those Trustees who are not “interested persons” of the Fund for all reasonable out-of-pocket expenses they incur in performing their duties.

10. BANK BORROWINGS

On March 24, 2017, the Fund and another registered fund advised by 50 South renewed, replaced and restated their $50,000,000 revolving bank credit agreement, as amended from time to time (the “Agreement”), administered by the Bank of Montreal for liquidity and other purposes. The interest rate charged under the Agreement is 1.75% above the one month London Interbank Offered Rate on the date of the borrowing. In addition, there is an annual commitment fee of 0.75% on the unused portion of the credit line under the Agreement, payable quarterly in arrears, which is included in “Commitment fees” on the Statement of Operations. The Agreement was temporarily revised for the period June 29, 2017 through August 31, 2017 (the “Temporary Agreement”) to allow for an increase to $75,000,000. Other than the increase, the terms of the Temporary Agreement remained the same as the Agreement. The Agreement was terminated with respect to the Fund on March 23, 2018.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the fiscal year ended March 31, 2018 on the borrowings were $6,879,000 and 2.96%, respectively.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that, other than the item noted in Note 1, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

EQUITY LONG/SHORT OPPORTUNITIES FUND 12 ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Unitholders and the Board of Directors of Equity Long/Short Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Equity Long/Short Opportunities Fund (the “Fund”), including the schedule of investments, as of March 31, 2018, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the underlying fund managers. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the financial statements include Sub-Fund investments valued at $17,682,000 (74.3% of net assets) as of March 31, 2018, whose fair values have been determined by 50 South Capital Advisors, LLC, pursuant to delegation from the Board of Trustees in the absence of readily determinable fair values.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

May 22, 2018

We have served as the auditor of one or more group of investment companies since 2004.

ANNUAL REPORT 13 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

TRUSTEES AND OFFICERS

Set forth below is information about the Trustees and Officers of Equity Long/Short Opportunities Fund. A brief statement of their present positions and principal occupations during the past five years is also provided.

INDEPENDENT TRUSTEES

NAME, AGE, BUSINESS ADDRESS(1) , POSITIONS HELD WITH FUND AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS(3)
John F.X. Manning Age: 55 Trustee since 2014	• Senior Vice President of Institutional Equity Sales and Partner of Cantor Fitzgerald from 1988 to 2013 (retired since 2013).	• 2	• Trustee of Alpha Core Strategies Fund since 2014.

John J. Masterson Age: 58 Trustee since 2011	• Managing Director and Co-Chief Operating Officer of Global Securities Services at Goldman Sachs & Company from 1983 to 2006 (retired since 2006).	• 2

•  Former Trustee of Transparent Value Trust (2009-2015);

•  Director of Bogota Savings Bank Since 2012;

•  Former Director of Susa Registered Fund, LLC (2014-2017);

•  Trustee of Alpha Core Strategies Fund since 2007.

Ralph F. Vitale Age: 69 Trustee since 2011	• Executive Vice President of Securities Finance for State Street Corporation from 1997 to 2003 (retired since 2003).	• 2	• Trustee of Alpha Core Strategies Fund since 2006.

(1)	Each Independent Trustee may be contacted by writing to the Trustee, c/o Paulita Pike, Ropes & Gray LLP, 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606.
(2)	Trustees serve indefinite terms until their respective qualified successors are chosen. The Board of Trustees has adopted a retirement policy pursuant to which, absent an exemption granted by the Board, each Trustee will retire as of the last day of the calendar year in which he reaches the age of 75. Any exemptions to the retirement policy will be reviewed and reconsidered by the Governance Committee, subject to Board approval, on an annual basis.
(3)	This column includes only directorships of companies required to be reported to the Securities and Exchange Commission (the “SEC”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (i.e., public companies) or other investment companies registered under the 1940 Act.

EQUITY LONG/SHORT OPPORTUNITIES FUND 14 ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

MARCH 31, 2018 (UNAUDITED)

INDEPENDENT TRUSTEES

NAME, AGE, BUSINESS ADDRESS, POSITIONS HELD WITH FUND AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS(3)
James D. McDonald 50 South LaSalle Street Chicago, IL 60603 Age: 58 Trustee since 2011

•  Executive Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. since 2014;

•  Senior Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. from 2009 to 2014.

		• 2	• Trustee of Alpha Core Strategies Fund since 2008.

(1)	Trustee who is a director, officer and/or employee of 50 South, the Fund’s investment manager, or its affiliates.
(2)	Trustees serve indefinite terms until their respective qualified successors are chosen. The Board of Trustees has adopted a retirement policy pursuant to which, absent an exemption granted by the Board, each Trustee will retire as of the last day of the calendar year in which he reaches the age of 75. Any exemptions to the retirement policy will be reviewed and reconsidered by the Governance Committee, subject to Board approval, on an annual basis.
(3)	This column includes only directorships of companies required to be reported to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

ANNUAL REPORT 15 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

TRUSTEES AND OFFICERS continued

INDEPENDENT TRUSTEES

NAME, AGE, BUSINESS ADDRESS POSITIONS HELD WITH FUND AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Robert D. DiCarlo Age: 51 50 South LaSalle Street Chicago, IL 60603 President since 2013

•   Senior Vice President and Chief Administrative Officer of 50 South Capital Advisors, LLC, since 2015;

•   Senior Vice President and Chief Administrative Officer of Northern Trust Investments, Inc., from 2011 to 2015.

Randal E. Rein Age: 47 50 South LaSalle Street Chicago, IL 60603 Treasurer since 2011

•   Senior Vice President of Northern Trust Investments, Inc., since 2010;

•   Treasurer and Principal Financial Officer of FlexShares Trust since 2011;

•   Treasurer of Alpha Core Strategies Fund since 2008;

•   Treasurer of Northern Funds and Northern Institutional Funds since 2008.

Lori A. Anello Age: 37 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2014	• Vice President of Financial Reporting of The Northern Trust Company since 2011.

Craig R. Carberry, Esq. Age: 57 50 South LaSalle Street Chicago, IL 60603 Secretary since 2011

•   Associate General Counsel and Senior Vice President at The Northern Trust Company since June 2015;

•   Chief Compliance Officer of Northern Trust Investments, Inc., from October 2015 to June 2017 and Secretary since 2000;

•   Assistant General Counsel and U.S. Funds General Counsel at The Northern Trust Company from July 2014 to June 2015;

•   Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company from 2000 to 2014;

•   Secretary of 50 South Capital Advisors, LLC since 2015;

•   Secretary of FlexShares Trust since 2011;

•   Secretary of Northern Funds and Northern Institutional Funds since 2010;

•   Secretary of Alpha Core Strategies Fund since 2004;

•   Secretary of The Northern Trust Company of Connecticut from 2009 to 2013.

Brian P. Kolva, Esq. Age: 32 50 South LaSalle Street Chicago, IL 60603 Assistant Secretary since 2017	• Legal Counsel at Northern Trust Corporation since 2017; • Associate at Kirkland & Ellis, LLP from 2013 to 2017.

Steven P. Farmer Age: 46 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since 2015

•   Deputy Chief Compliance Officer of Northern Trust Investments, Inc., since June 2016;

•   Chief Compliance Officer for 50 South Capital Advisors, LLC since 2015;

•   Chief Compliance Officer for Alpha Core Strategies Fund since 2015;

•   Chief Compliance Officer for FlexShares Trust from October 2015 to July 2016;

•   Chief Compliance Officer for Northern Funds and Northern Institutional Funds from October 2015 to June 2016;

•   Chief Compliance Officer for Mesirow Advanced Strategies from April 2007 to February 2015.

Darlene A. Chappell Age: 55 50 South LaSalle Street Chicago, IL 60603 Anti-Money Laundering Compliance Officer since 2011

•   Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015;

•   Anti-Money Laundering Compliance Officer for Alpha Core Strategies Fund since 2009 and FlexShares Trust since 2011;

•   Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., and Northern Trust Securities, Inc., since 2009;

•   Vice President and Compliance Consultant for The Northern Trust Company since 2006;

•   Anti-Money Laundering Compliance Officer for The Northern Trust Company of Connecticut from 2009 to 2013.

(1)	Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified. Officers listed are those serving the Fund as of the mailing date of this report.

EQUITY LONG/SHORT OPPORTUNITIES FUND 16 ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

MARCH 31, 2018 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees (the “Board”) of Equity Long/Short Opportunities Fund (the “Fund”) unanimously approved the continuance of the Investment Management Agreement between the Fund and 50 South Capital Advisors, LLC (“50 South”) (the “Agreement”) at a meeting held February 22, 2018. In advance of the meeting, the Trustees requested and received materials from 50 South relating to the Agreement, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other indices and closed-end hedge fund of funds in relevant peer groups. The closed-end hedge fund of funds included in the peer groups were objectively determined by Broadridge Financial Solutions, Inc. (doing business as “Lipper”), an independent provider of fund data. In considering the Agreement, the Board reviewed many relevant factors, including: (1) the nature, quality and extent of the investment management services provided by 50 South, (2) the investment performance of the Fund, (3) the profitability of 50 South related to the Fund, including an analysis of 50 South’s cost of providing services and comparative expense information, (4) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of investors and (5) other benefits that accrue to 50 South through its relationship with the Fund. In its deliberations, the Board did not identify any particular information as determinative, and each Trustee attributed different weights to the various factors. Prior to voting, the independent Trustees met in executive session with their independent counsel to consider the materials provided by 50 South and the terms of the Agreement. Based on their review, the Trustees determined that the arrangements between the Fund and 50 South, as provided in the Agreement, were fair in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

In reaching this determination, the Trustees considered the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES. The Trustees considered the nature, quality and extent of the services provided by 50 South to the Fund. The Trustees reviewed 50 South’s key personnel who provide investment management services to the Fund, as well as the fact that, under the Agreement, 50 South has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund’s investment policies and restrictions, subject to review by the Board. The Trustees considered that 50 South’s duties include: (i) investment research and Sub-Fund selection; (ii) adherence to (and monitoring of compliance with) the Fund’s investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) monitoring the performance of the various organizations providing services to the Fund, including the Fund’s placement agent, administrator, custodian and transfer agent. The Trustees also considered a favorable report from the Fund’s chief compliance officer.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Fund and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided to it by 50 South under the Agreement.

INVESTMENT PERFORMANCE. In addition to the information received by the Trustees in advance of the meeting, the Trustees considered that the Trustees receive detailed performance information for the Fund at each regular Board meeting during the year. The Trustees recognized that it is difficult to compare the Fund’s investment performance to that of other funds because the Fund uses alternative investment strategies to generate returns with low volatility and low correlation with the market. Nevertheless, the Trustees reviewed information showing the performance of the Fund compared to that of certain market indices. The Board considered the Fund’s underperformance as compared to the HFRI Equity Hedge Index for the one-, three-and five-year periods ended December 31, 2017. The Trustees noted that they had previously approved the Fund’s liquidation subject to unitholder approval at the upcoming unitholder meeting.

The Trustees concluded that, in light of the Fund’s pending liquidation, it would be in the Fund’s best interest to renew the Agreement with 50 South.

INVESTMENT MANAGEMENT FEES, COST OF SERVICES AND PROFITS REALIZED BY 50 SOUTH. The Board reviewed 50 South’s costs in serving as the Fund’s investment adviser, as well as the reported profitability of 50 South resulting from its relationship with the Fund. The Trustees considered the investment management fees paid by the Fund to 50 South, noting that the Fund pays 50 South a fee at the annual rate of 1.25% of the Fund’s average daily net assets. The Trustees considered that it is difficult to make comparisons of management fees to those of other funds because there are variations in the services that are included in the fees paid by other funds. The Board noted that, in connection with the Fund’s pending liquidation, SCA had agreed to waive the management fee with respect to assets of the Fund held in cash during the first quarter of 2018 and to waive all management fees after March 31, 2018. The Board further considered that SCA would continue to reimburse the Fund for all operating expenses, exclusive of management, administration, custody, transfer agent fees, interest expense and Sub-Fund fees and expenses, that exceed 0.60% per annum of the Fund’s net asset value, and to reimburse the Fund for all administration, custody and transfer agent fees that exceed 0.20% per annum of the Fund’s net asset value. The Board considered these waivers in light of the expenses of the liquidation, the operating expenses to be incurred during the

ANNUAL REPORT 17 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

TRUSTEES AND OFFICERS continued	MARCH 31, 2018 (UNAUDITED)

liquidation period and the services to be provided by SCA during the liquidation period. The Trustees concluded that the Fund’s advisory fee and total expenses were fair.

ECONOMIES OF SCALE. The Trustees considered whether the Fund benefits from economies of scale realized by 50 South. The Board considered that in light of the pending liquidation, the Fund had been closed to further investment and would not experience any future economies of scale. In addition, the Board noted that the Fund’s assets would decline over the liquidation period as liquidating distributions were paid.

OTHER BENEFITS TO 50 SOUTH. In evaluating the benefits that accrue to 50 South through its relationship with the Fund, the Trustees noted that 50 South and certain of its affiliates serve the Fund in various capacities, including as manager, placement agent, administrator, custodian and transfer agent, and may receive compensation from the Fund in connection with providing such services to the Fund. The Trustees considered that each service provided to the Fund by 50 South or one of its affiliates is pursuant to a written agreement, which the Trustees evaluate periodically as required by law. The Trustees concluded that the additional benefits accruing to 50 South and its affiliates were fair.

EQUITY LONG/SHORT OPPORTUNITIES FUND 18 ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

UNITHOLDER MEETING RESULTS	(UNAUDITED)

A Special Meeting of Unitholders of the Fund was held on March 27, 2018 to approve the Plan of Liquidation and Dissolution adopted by the Board of Trustees pursuant to which the Trust would be liquidated and dissolved. The resulting votes are presented below:

	AFFIRMATIVE	AGAINST	ABSTAIN
Approve the Plan of Liquidation and Dissolution	6,898,251.897	0	48,336.849

ANNUAL REPORT 19 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at sec.gov. You may also obtain a copy at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s web site at sec.gov.

EQUITY LONG/SHORT OPPORTUNITIES FUND 20 ANNUAL REPORT

Item 2. Code of Ethics.

(a)	Equity Long/Short Opportunities Fund (the “registrant” or “Trust”) has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	The Code of Ethics was updated during the period covered by the report to reflect the change in the name of the Trust.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. John J. Masterson and Ralph F. Vitale are each an “audit committee financial expert” and each is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees billed by Deloitte & Touche LLP (“D&T”), independent registered public accounting firm, related to the Trust. D&T billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

	2018					2017
	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$40,800		$0	N/A		$40,800		$0	N/A
(b) Audit-Related Fees	$20,450	(1)	$0	$133,000	(3)	$20,450	(1)	$0	$81,000	(3)
(c) Tax Fees	$26,500	(2)	$0	$3,923,100	(4)	$26,500	(2)	$0	$2,853,000	(4)
(d) All Other Fees	$0		$0	$2,799,000	(5)	$0		$0	$5,607,000	(5)

(1)	Amount relates to 17f-2 procedures.
(2)	Preparation and signing of tax return.
(3)	Amounts relate to performance examination services performed for Northern Trust Global Investments Limited and agreed upon procedures for The Northern Trust Company.
(4)	Amounts relate to international tax compliance and consulting, fund tax return reviews, and general tax consultations for The Northern Trust Company.
(5)	Amount relates to regulatory consulting, EIM strategy consulting, Sarbanes-Oxley consulting, BASAL Committee support and other consulting fees.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by D&T for the fiscal years ended March 31, 2018 and March 31, 2017 are 50 South Capital Advisors, LLC (“50 South” or the “Investment Manager”) and entities controlling, controlled by or under common control with 50 South that provide ongoing services to the registrant. Services performed for service affiliates that relate directly to the operations and financial reporting of the registrant are required to be pre-approved. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by D&T for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by D&T other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the registrant’s Audit Committee Charter adopted on April 21, 2004 (and revised on August 18, 2011, May 23, 2013 and May 28, 2015) to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the registrant’s designated Audit Committee Financial Expert (if any) acting jointly (if both are available) or singly (if either is unavailable), provided that, in each case, such pre-approvals must be reported to the full audit committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services was approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by D&T for services rendered to the registrant and service affiliates for the last two fiscal years were $6,902,050 and $8,587,950 for 2018 and 2017, respectively.

Item 4(h): Non-Audit Services and Independent Registered Public Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of services other than audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of regulation S-X is compatible with maintaining the independent registered public accounting firm’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant and the Investment Manager have each adopted proxy voting policies; policies and procedures (together, the “Proxy Voting Policies and Procedures”), which are attached as Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	At March 31, 2018, the Fund is managed by an investment team that is responsible for the selection and monitoring of Advisers and Sub-Funds. The investment team is led by Robert P. Morgan, John F. Frede and Tristan L. Thomas.

Robert P. Morgan is the Managing Director of 50 South Capital Advisors, the wholly-owned subsidiary of Northern Trust focused on alternatives investments. He has management responsibility for the firm and is Chair of the Investment Committee. He had previously been Director of Private Equity at Northern Trust, a position he held since co-founding the Private Equity funds group in 2000, and an area in which he remains heavily involved.

Prior to joining Northern Trust, he worked as a Director at Frye-Louis Capital Advisors, LLC (“FLCA”), a Chicago-based private equity investment manager, and was responsible for all of the operations of FLCA, including the management of a private equity fund-of-funds. Prior to joining FLCA, Bob worked for Heller Financial, Inc., a middle-market commercial finance company which was later acquired by General Electric. Bob was a Senior Vice President at Heller and was responsible for its private equity programs. Within Heller, Bob held several roles, including positions in the Corporate Finance Group, Corporate Credit and Heller Equity Capital Corporation, Heller’s captive private equity fund. While at Heller, Bob also oversaw a direct equity co-investment program. Prior to attending business school, Bob worked for a commercial bank in North Carolina. He has invested in hundreds of private equity funds covering the buyout, venture capital, credit, distressed debt, real estate and international markets. Bob sits on the board of the Illinois Venture Capital Association and several fund advisory boards. He received his BA in Economics from Wake Forest University and an MBA from Emory University.

John F. Frede is Director of Research for 50 South Capital’s Hedge Fund Investment Team, responsible for manager selection and monitoring and is a member of the Senior Investment Committee. Prior to joining 50 South Capital, John was Head of Research Management at Mesirow Advanced Strategies and a member of the Senior Investment Group. In this capacity, John was responsible for managing all aspects of Mesirow’s hedge fund research process and team. Prior to that role, John opened Mesirow’s London office and built its research team while serving as Head of European Research. He was responsible for monitoring and sourcing all hedge fund strategies in the region. Prior to Mesirow, John was Head of Research for the Americas at Mercer Investment Consulting where he chaired a number of the firm’s ratings committees across traditional and alternative asset classes. John received a Bachelor of Science in finance from Indiana University. He is a Chartered Financial Analyst and a member of the CFA Institute.

Tristan L. Thomas is Director of Portfolio Strategy for 50 South Capital’s Hedge Fund Investment Team, responsible for portfolio construction and monitoring and a member of the team’s Senior Investment Committee. Prior to joining 50 South Capital, he was a Strategy Head at Mesirow Advanced Strategies and a member of the Senior Investment Group. He was responsible for the monitoring and sourcing of all strategies that fell outside of credit and equity including macro, commodities, relative value, multi-strategy, volatility, convertible arbitrage and reinsurance. Prior to his role as a Strategy Head, he was a Senior Analyst covering all hedge fund strategies in Asia. He began his career at Lehman Brothers where he was on the emerging markets fixed income desk focused on sovereign debt and derivatives. Mr. Thomas received a B.A. from the University of Wisconsin in political science and international relations and holds a Masters in Business Administration from NYU’s Stern School of Business. He is a Chartered Financial Analyst and a member of the CFA Institute. He also holds his series 7 and 63 licenses.

(a)(2)	The following table describes certain information with respect to accounts for which the Investment Team has day-to-day responsibility, including Equity Long/Short Opportunities Fund.

The table below discloses accounts within each type of category listed below for which the Investment Team was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2018:

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Equity Long/Short Opportunities Fund:	1	$95	0	$0
Registered Investment Companies (other than Equity Long/Short Opportunities Fund):	1	$905	0	$0
Other Pooled Investment Vehicles:	4	$826	0	$0
Other Accounts:	0	$0	0	$0

Material Conflicts of Interest

The Investment Manager’s portfolio managers are responsible for managing one or more separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with the Investment Manager than the Fund. The side-by-side management of these accounts may raise potential conflicts of interest relating to the allocation of investment opportunities. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that, due to varying investment restrictions among accounts and for other reasons, that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts. The Investment Manager has a responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. The Investment Manager conducts periodic reviews for consistency with these policies.

The Investment Manager will give advice to and make investment decisions for the Fund as it believes is in the best interests of the Fund. Advice given to the Fund or investment decisions made for the Fund may differ from, and may conflict with, advice given or investment decisions made for the Investment Manager or its affiliates or other funds or accounts managed by the Investment Manager or its affiliates. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the Investment Manager or its affiliates or another account or fund managed by the Investment Manager or its affiliates. Actions taken with respect to the Investment Manager and its affiliates’ other funds or accounts managed by them may adversely impact the Fund, and actions taken by the Fund may benefit the Investment Manager or its affiliates or its other funds or accounts.

(a)(3)	The Investment Manager seeks to compensate its portfolio managers on a competitive basis recognizing that they are a key resource. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by the Investment Manager or Northern Trust Corporation, the Investment Manager’s parent that owns 100% of the Investment Manager’s common stock.

Base compensation - Generally, portfolio managers receive base compensation based on their seniority and/or their position with the Investment Manager, which may include the amount of assets supervised and other management roles within the Investment Manager.

Discretionary compensation - In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Deferred Compensation Program - A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that offers investment options.

Options and Restricted Stock Awards - Portfolio managers may receive incentive stock options. The parent of the Investment Manager previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. The Investment Manager also has a restricted stock award program designed to reward key employees with Northern Trust Company stock as an incentive to contribute to the long-term success of NTI. These awards vest over a period of years.

Incentive Savings Plan - Northern Trust Corporation has in place a 401(k) plan in which portfolio managers may participate. The 401(k) plan may involve a company match of the employee’s contribution of up to 6% of the employee’s salary. The company match is made in cash. The firm’s 401(k) plan offers a range of investment options, including registered investment companies managed by an affiliate of the Investment Manager. The members of the Investment Team are eligible to participate in these plans.

Retirement Plan - Northern Trust Corporation has in place a defined benefit plan in which all portfolio managers are automatically enrolled upon joining the Investment Manager.

Annual incentive compensation for each portfolio manager is based upon various factors including the investment performance of the Fund and the investment performance of the Investment Manager’s total assets under management relative to predetermined benchmarks, as well as the portfolio manager’s overall contribution to the Investment Manager.

Senior portfolio managers who perform additional management functions within the Investment Manager may receive additional compensation in these capacities. Compensation is structured so that key professionals benefit from remaining with the Investment Manager. The Investment Manager’s Chief Executive Officer, with input from other senior officers of the Investment Manager, determines all compensation matters for portfolio managers. The Investment Manager’s basic compensation structure has been in place since its inception.

(a)(4)	As of March 31, 2018, the members of the Investment Team did not beneficially own any equity securities in the Fund, other than as follows:

Name	Dollar Range of Equity Securities Owned in the Fund
Robert P. Morgan	$100,001-$500,000
Tristan L. Thomas	$100,001-$500,000

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during its most recent fiscal year.

Item 13. Exhibits.

(a)(1)	Exhibit 99.CODE: Code of Ethics pursuant to Item 2 of Form N-CSR.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

(b)	Exhibit 99.PROXYPOL: Proxy Voting Policies and Procedures pursuant to Item 7 of Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equity Long/Short Opportunities Fund

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	June 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	June 7, 2018

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial Officer
and Principal Accounting Officer)

Date:	June 7, 2018